Outstanding Convertible Preferred Stock Warrants (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013
Class of Warrant or Right [Line Items]
Warrants Outstanding	324,195	483,517
Series A Convertible Preferred Stock [Member] | Range One [Member]
Class of Warrant or Right [Line Items]
Issue Date	Nov. 04, 2008
Exercise Price	$ 31.0920
Warrants Outstanding	14,106
Expiration Date	Nov. 04, 2018
Series A Convertible Preferred Stock [Member] | Range Two [Member]
Class of Warrant or Right [Line Items]
Issue Date	Dec. 08, 2008
Exercise Price	$ 31.0920
Warrants Outstanding	14,106
Expiration Date	Dec. 08, 2018
Series A Convertible Preferred Stock [Member] | Range Three [Member]
Class of Warrant or Right [Line Items]
Issue Date	Jan. 14, 2009
Exercise Price	$ 31.0920
Warrants Outstanding	14,106
Expiration Date	Jan. 14, 2019
Series A Convertible Preferred Stock [Member] | Range Four [Member]
Class of Warrant or Right [Line Items]
Issue Date	Apr. 13, 2009
Exercise Price	$ 31.0920
Warrants Outstanding	14,106
Expiration Date	Apr. 13, 2019
Series A Convertible Preferred Stock [Member] | Range Five [Member]
Class of Warrant or Right [Line Items]
Issue Date	Jul. 01, 2009
Exercise Price	$ 31.0920
Warrants Outstanding	14,106
Expiration Date	Jul. 01, 2019
Series A Convertible Preferred Stock [Member] | Range Six [Member]
Class of Warrant or Right [Line Items]
Issue Date	Oct. 08, 2009
Exercise Price	$ 31.0920
Warrants Outstanding	14,106
Expiration Date	Oct. 08, 2019
Series A Convertible Preferred Stock [Member] | Range Seven [Member]
Class of Warrant or Right [Line Items]
Issue Date	Dec. 15, 2009
Exercise Price	$ 31.0920
Warrants Outstanding	14,106
Expiration Date	Dec. 15, 2019
Series A Convertible Preferred Stock [Member] | Range Eight [Member]
Class of Warrant or Right [Line Items]
Issue Date	Jan. 22, 2010
Exercise Price	$ 31.0920
Warrants Outstanding	14,106
Expiration Date	Jan. 22, 2020
Series A Convertible Preferred Stock [Member] | Range Nine [Member]
Class of Warrant or Right [Line Items]
Issue Date	Mar. 15, 2010
Exercise Price	$ 31.0920
Warrants Outstanding	703
Expiration Date	Mar. 15, 2020
Series A Convertible Preferred Stock [Member] | Range Ten [Member]
Class of Warrant or Right [Line Items]
Issue Date	Apr. 01, 2010
Exercise Price	$ 31.0920
Warrants Outstanding	14,106
Expiration Date	Apr. 01, 2020
Series A Convertible Preferred Stock [Member] | Range Eleven [Member]
Class of Warrant or Right [Line Items]
Issue Date	May 28, 2010
Exercise Price	$ 31.0920
Warrants Outstanding	14,456
Expiration Date	May 28, 2020
Series C Convertible Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Issue Date		Jan. 22, 2013
Exercise Price		$ 8.7900
Warrants Outstanding		159,322
Expiration Date		Jan. 22, 2023
Series C Convertible Preferred Stock [Member] | Range Twelve [Member]
Class of Warrant or Right [Line Items]
Issue Date	Aug. 23, 2012
Exercise Price	$ 8.7900
Warrants Outstanding	182,022
Expiration Date	Aug. 23, 2022
Series C Convertible Preferred Stock [Member] | Range Thirteen [Member]
Class of Warrant or Right [Line Items]
Issue Date	Oct. 24, 2012
Exercise Price	$ 8.7900
Warrants Outstanding	60
Expiration Date	Oct. 24, 2022